Assets/Liabilities for Insurance Contracts - Summary of Statutory Reserves (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Statutory Reserves [abstract]
Ongoing and Similar Risk	$ 610,475	$ 610,592
Premiums and Surcharges	567,071	591,720
Premiums on Passive Reinsurance	(13,979)	(19,727)
Active Reinsurance	57,383	38,472
Insufficient Premiums		127
Mathematical Reserves	503,649	502,246
Mathematical Reserves for Individual Life Insurance	154,345	157,074
Mathematical Reserves for Individual Retirement Insurance	113,185	92,209
Mathematical Reserves of Life Annuities	153,435	183,800
Provision for the Mathematical Reserve Recomposition	14	38
Fluctuation Funds	82,670	69,125
Total	$ 1,114,124	$ 1,112,838